Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Numerator:
Net (loss) income	$ (1,964)	$ (1,199)	$ 2,168	$ (2,249)	$ 3,653	$ 4,064	$ (3,384)	$ (4,048)	$ (3,244)	$ 285	$ (16,890)
Net (loss) income applicable to participating securities										80
Net (loss) income applicable to ordinary shareholders-basic	(1,964)	(1,199)	1,572	(2,249)	2,630	2,920	(3,384)	(4,048)	(3,244)	205	(16,890)
Net (loss) income	(1,964)	(1,199)	2,168	(2,249)	3,653	4,064	(3,384)	(4,048)	(3,244)	285	(16,890)
Net income (loss) applicable to participating securities										75
Net (loss) income applicable to ordinary shareholders-diluted	$ (1,964)	$ (1,199)	$ 1,612	$ (2,249)	$ 2,705	$ 3,003	$ (3,384)	$ (4,048)	$ (3,244)	$ 210	$ (16,890)
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders-basic	54,172	42,514	33,673	33,066	32,802	32,505	32,230	31,884	40,826	32,354	31,719
Dilutive effect of share equivalents resulting from share options and restricted shares										3,721
Weighted average number of ordinary shares used in computing net (loss) income per share-diluted	54,172	42,514	36,991	33,066	36,449	36,146	32,230	31,884	40,826	36,075	31,719
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ (0.04)	$ (0.03)	$ 0.05	$ (0.07)	$ 0.08	$ 0.09	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)
Diluted	$ (0.04)	$ (0.03)	$ 0.04	$ (0.07)	$ 0.07	$ 0.08	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)